CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2022
Corporate Information
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo - SP, Brazil, has as its purpose, either directly or through participation in other companies, the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its own and of third party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (“B3”) under the ticker “ABEV3” and on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively.

The Company’s direct controlling shareholders are Interbrew International B.V. (“ITW International”), AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”).

The consolidated financial statements were authorized for issue by the Board of Directors on March 15, 2023.

(b)	Major corporate events in 2022, 2021 and 2020

Tax Credits - 2022

After the decision of the Federal Supreme Court (“STF”) in the judgment of RE 574,706/PR, rendered in 2017 and ratified in May 2021, which declared the unconstitutionality of the inclusion of the ICMS in the taxable base of PIS and COFINS, the General Attorney’s Office (“PGFN”), with binding effects, ruled on the content and effects of this decision. The PGFN normative (PGFN Opinion 14,483/2021, which approved and complemented PGFN Opinion No. 12,943/2021) presented its understanding of the limits of the judgment and equated the procedures that must be observed by the Tax Administration in relation to the matter, especially with regard to issues related to the ICMS to be excluded from the taxable base of PIS and COFINS, temporal aspects regarding the applicability of the STF understanding (modulation of effects) and the impacts of said exclusion on the credits recorded by the purchasers upon acquisitions.

Considering the consolidation of PGFN's understanding on the subject with biding effects, with important clarifications regarding the content and effects of the decision rendered by the STF in the context of RE 574,706/PR, the Company carried out a set of analyses, with the support of its legal advisors and external consultants, with the purpose of deepening and exhausting all legal issues related to a specific portion of its transactions, which, as they involve transactions between subsidiaries, present greater complexity in terms of quantification of recoverable credit, notably considering aspects related to the system of non-cumulative calculation of PIS and COFINS within a Group structure.

Such analysis presented additional complexity when compared to the scenarios for recognition of credits resulting from exclusion of ICMS in the tax base of social contributions on gross revenues (“PIS and COFINS”) previously registered by the Company, since it involves transactions with subsidiaries, as mentioned above, considering the necessity of combining the legal understandings referred to above with the specific taxation regime in which the Company is inserted.

In the second quarter of 2022, all relevant and necessary steps were concluded for the fulfillment of the requirements for the accounting recognition of the asset, including its measurement with reasonable assurance, the gathering of supporting documents and the quantification of the credit, the Company had its 2022 results positively impacted by an additional tax credit of R$1.2 billion.

With respect to the amount referred to above, R$0.9 billion was recorded in Other Operating Income, as described in Financial Statement Note 7 – Other Operating Income/(Expenses), and R$0.3 billion in Financial Income, as described in Note 11 – Financial Expenses and Income.

COVID-19 pandemic impacts

The impact of the pandemic on our operations and the restrictions imposed in response by national governments, especially since March 2020, have generated significant changes in market dynamics both in the off-trade sales channel, mainly comprised of supermarkets, and in the on-trade channel, which consists of bars and restaurants. In each case, the more severe the restrictions on the marketing and consumption of our products, the greater the reduction in volume, which is why Bolivia and Panama were the most affected countries, especially in the fiscal year 2021. On the other hand, we observed an increase in sales related to e-commerce in all countries, although this channel represents a small portion of the Company’s total volume.

In early 2022, our operations, mainly in Brazil, were impacted by the spread of the Omicron variant of COVID-19, which, combined with factors such as unfavorable weather, negatively impacted our sales. From the second quarter on, with the progress of the vaccination programs and the greater control over the advance of the COVID-19 pandemic, there was a relaxation of the restrictions in the regions in which we operate, favoring the recovery of the on-trade channel, despite the uncertainty about how the consumption recovery will evolve in each of these territories.

In Brazil, the consistent implementation of the Company's strategy combined with the context of relaxed restrictions and the return of occasions for out-of-home consumption generated a positive volume trend, with growth in both volume and net revenue compared to the same period of 2021. In the event that circumstances related to the COVID-19 pandemic evolve, government authorities may implement emergency measures to mitigate the spread of the disease. The pandemic and corresponding mitigation measures may have an adverse impact on global economic conditions as well as the Company's business. The extent of the pandemic COVID-19 impact on the Company's business will depend on future developments, such as the duration of further outbreaks, any possible trade shutdowns and restrictions, and the effectiveness of actions taken in the regions where we operate and in other countries to contain and treat the disease. As such events are highly uncertain, the Company cannot determine their financial impact at this moment. Any adverse impacts could result in a material adverse effect on our business, liquidity, financial condition and results of operations. However, we continue to manage our cash and capital resources with discipline, and management concludes that there is no doubt about the Company's ability to continue operations.

As required by IAS 1 - Presentation of Financial Statements, the Company updated the analysis of the impact of COVID-19, as at December 31, 2022, which mainly involved, (i) a review of the assumptions of the annual impairment test, as described in Note 14 - Goodwill, (ii) an analysis of possible credit losses and inventory obsolescence, (iii) an analysis of the recoverability of deferred taxes, and (iv) the evaluation of the relevant estimates used for the preparation of the financial statements, among other analyses.

Any impacts arising from these analyses are reflected in the financial statements and disclosed in explanatory notes. In addition, due to the protective actions taken for its staff and the donations made by its community, the Company incurred exceptional expenses of R$16.7, at December 31, 2022, as reported in Note 8 - Exceptional items.

Share buyback program

The Board of Directors, in a meeting held on March 18, 2021, approved, pursuant to article 30, 1st Paragraph, “b”, of Law 6,404/76 and CVM Instruction 567/15 (revoked by CVM Resolution 77/22), a share buyback program of shares issued by the Company (“Program”) up to the limit of 5,700,000 common shares, with the primary purpose of covering any share delivery requirements contemplated in the Company's share-based compensation plans or to be held in treasury, canceled and/or subsequently transferred. The program was closed in September 18, 2022, according to the deadline previously disclosed by the Company at the Material Fact disclosed to market on March 18, 2021. At the same date, the Company had 4,357,308,131 outstanding shares as defined in CVM Instruction 567/15 (revoked by CVM Resolution 77/22). The acquisitions occurred in 2022 and 2021 fiscal years as per a deduction of the capital reserve account recorded in the balance sheets dated as at December 31, 2022 and 2021, respectively. The transaction was carried out through the following financial institutions: UBS Brasil Corretora de Câmbio, Títulos e Valores Mobiliários S.A. and Itaú Corretora de Valores S.A.

Renegotiation of Tenedora’s shareholders agreement

The Company and E. León Jimenes, S.A. (“ELJ”), as the shareholders of Tenedora CND, S.A. (“Tenedora”), a holding company headquartered in the Dominican Republic, the owner of almost the entire share capital of Cervecería Nacional Dominicana, S.A., on July 2, 2020, signed the second amendment to Tenedora’s Shareholders Agreement (the “Shareholders Agreement”), extending their partnership in the country and postponing the terms of the put and call options defined in the original Agreement. ELJ is currently the owner of 15% of Tenedora’s shares, and its put option is now divided into two tranches: (i) Tranche A, corresponding to 12.11% of the shares, exercisable in 2022, 2023 and 2024; and (ii) Tranche B, corresponding to 2.89% of the shares, exercisable starting in 2026. The Company, on the other hand, has a call option over the Tranche A shares exercisable starting in 2021 and over the Tranche B shares to be exercised starting in 2029.

At December 31, 2022, there were no exercises for these options. The details of the assumptions used for these options are described in Note 28 (Item IV (d)).

Distribution agreement Cervecería Chile S.A.

On August 16, 2020, Cervecería Chile S.A., a Chilean subsidiary of the Company, entered into a long-term distribution agreement with Embotelladora Andina S.A., Coca-Cola Embonor S.A. and Embotelladora Iquique S.A. (the “Distributors”), by which the Distributors were granted the right to sell and distribute certain products within the Company’s portfolio, with exclusivity in specific zones and sales channels in Chile.

Addendum to the agreement with PepsiCo Bolivia

The long-term agreement with PepsiCo, under which the Cervecería Boliviana Nacional, a subsidiary of the Company in Bolivia, has the exclusive right to produce, sell and distribute certain brands from PepsiCo’s portfolio in Bolivia, was amended on June 1, 2020, extending the agreement for a further ten years and reflecting certain changes in the trade agreement between the parties.

New acquisitions

On January 22, 2020, the company, through its subsidiary Labatt Brewing Company Limited, acquired G&W Distilling Inc., a company that produces a portfolio of ready-to-drink alcoholic beverages.

Exchange contracts for future financial flows - Equity Swaps

On May 13, 2020 and on December 9, 2020, the Board of Directors of Ambev approved equity-swap contracts, without impact on the liquidation, on the regulatory deadline, of the equity-swap contracts which were still in force. The settlement of these equity-swap contracts is to take place over a maximum term of 18 months from the date of approval, and such contracts may result to exposure of up to 65 million common shares (all or part of which may be in the form of ADRs), up to a value limit of R$1.0 billion and 80 million common shares (all or part of which may be in the form of ADRs), up to a value limit of R$1.2 billion, respectively. These contracts were settled during the year 2021, and on December 31, 2021, there is no balance or pending issue regarding these equity swap contracts.